Goodwill and Intangible Assets, Net - Summary of Total Purchased Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified				12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Customer Relationships [Member]	Dec. 31, 2011 Customer Relationships [Member]	Dec. 31, 2012 Trademarks and Trade Names [Member]	Dec. 31, 2011 Trademarks and Trade Names [Member]	Dec. 31, 2012 Patents [Member]	Dec. 31, 2011 Patents [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying Amount		$ 98.5	$ 54.3	$ 48.8	$ 15.5	$ 38.1	$ 27.4	$ 11.6	$ 11.4
Accumulated Amortization	(34.7)	(29.7)	(25.1)	(2.9)	(0.9)	(16.3)	(13.9)	(10.5)	(10.3)
Net Intangible Assets		$ 68.8	$ 29.2	$ 45.9	$ 14.6	$ 21.8	$ 13.5	$ 1.1	$ 1.1
Weighted Average Useful Life (in Years)				18 years	14 years	10 years	10 years	10 years	10 years